Capitalized Cost from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2021
Capitalized Cost from Contracts with Customers
Schedule of Capitalized Cost from Contracts with Customers

€ millions	2021			2020
	Current	Non-Current	Total	Current	Non-Current	Total
Capitalized cost of obtaining customer contracts	667	2,158	2,826	491	1,536	2,028
Capitalized cost to fulfill customer contracts	126	175	301	91	151	242
Capitalized contract cost	793	2,333	3,127	583	1,687	2,270
/ Other non-financial assets	1,633	2,628	4,261	1,321	1,926	3,247
Capitalized contract cost as % of / Other non-financial assets	49	89	73	44	88	70

Summary of Amortization Expense

€ millions	2021	2020
Capitalized cost of obtaining customer contracts	523	450
Capitalized cost to fulfill customer contracts	171	129